5. Capitalized Software Development Costs	3 Months Ended
Dec. 31, 2012
Notes
5. Capitalized Software Development Costs

5.     Capitalized Software Development Costs

The following is a summary of capitalized software development costs:

December 31, 2012
Beginning balance	$383,227
Additions	117,914
Amortization	(97,887)
Charge offs	-
Ending balance	$403,254

Amortization expense for the remaining estimated lives of these costs are as follows:

Year Ending December 31
2013	$310,380
2014	92,874
$403,254